Condensed Statements Of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2018
Income Statement [Abstract]
Revenue
Expenses
General and administration	1,986	1,986	15,125	5,925
Professional fees		2,750	5,000	15,000
Total expenses	1,986	4,736	20,125	20,925
Net (loss)	$ (1,986)	$ (4,736)	$ (20,125)	$ (20,925)
Basic and diluted loss per common share	$ (0.000)	$ (0.001)	$ (0.00)	$ (0.01)
Weighted average number of common shares outstanding - basic and diluted	5,221,087	3,800,000	4,425,036	3,800,000